Other Payables	6 Months Ended
Apr. 30, 2026
Payables and Accruals [Abstract]
OTHER PAYABLES
10.	OTHER PAYABLES

As of April 30, 2026 and October 31, 2025, other payables consisted of:

	April 30, 2026	October 31, 2025
VAT and other taxes payable	$7,220,548	$4,984,719
Others	21,389	20,656
Totals	$7,241,937	$5,005,375